Accounts receivable, net	12 Months Ended
Dec. 31, 2015
Accounts receivable, net [Abstract]
Accounts receivable, net

3. Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31
	2014	2015
	RMB	RMB

Accounts receivable	229,910	365,452
Allowance for doubtful accounts:
Balance at beginning of the year	(1,947)	(408)
Additions	(388)	(650)
Write-offs	1,927	-
Reversal	-	388

Balance at end of the year	(408)	(670)

Accounts receivable, net	229,502	364,782